DEAR SHAREHOLDER:

Enclosed is the annual report of the operations for Montana Tax-Free Fund, Inc. (the "Fund") for year ended December 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Investors are going into the New Year facing many of the uncertainties that plagued them twelve months ago. Equities posted a third straight year of losses with the benchmark Standard & Poors 500 Index losing roughly 23 percent for 2002. The Bond market began the year with a decline during the first quarter and then posted gains for the remainder of 2002. There is tremendous skepticism about the ability of the U.S. economy to sustain a recovery because consumers are seen as completely tapped out, and because an overabundance of capacity is expected to keep a lid on investment spending. Finally, we have escalating concerns about the geopolitical outlook.

It is a safe bet that uncertainty about the 2003 outlook will be with us for some time. We expect the economy to recover, but it could be another choppy year with good quarters followed by soft ones. On the geopolitical front, Middle East tensions and fears against terrorism will likely last for years.

Monetary reflation has provided powerful support to the economy. In November the Federal Reserve lowered its target level for the federal funds rate for the twelfth time in the past two years to 1.25%. During the period consumer spending remained relatively high. That and low mortgage rates were sources of strength for the economy.

A stimulative monetary stance will be supported and the Administration is currently working on a new stimulus package that will involve tax cuts and increased spending. Relaxed monetary and fiscal policy both could result in renewed inflation and we are watchful for signs of change in the price indices.

During the period the Fund's net assets were affected by various downgrades in price to the portfolio. Number one on the downgrades was the position in the Lewis & Clark County, Asarco Project. Two maturities totaling $2,800,000 in face amount were reduced in price during the year to reflect a current value at year end of $518,000. Major rating agencies have assigned ratings on these issues as to imminent default, however as of 12/31/02 the project is current on its interest obligations. Also during the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share prices as bond yields fell to forty year lows.

Diversification remains an important strategy of the Fund as reflected on the ratings of the seventy-two issues in the portfolio. Portfolio quality for the year ended were represented as follows: AAA 47.6%, AA 9.9%, A 24.5%, BBB 10.9%, NR 6.2%, and, CA/C 0.9%. High quality current income exempt from Federal and Montana income tax remain the primary objectives of the Fund.


Sincerely,




Monte L. Avery                 Robert E. Walstad
Chief Portfolio Strategist     President



TERMS & DEFINITIONS
-------------------

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MULTIPLE CLASSES OF SHARES
   Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

OFFERING PRICE
   The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.




[pie chart]
PORTFOLIO QUALITY RATINGS
-------------------------
COMPOSITION
-----------
(based on Total Long-Term Investments)


AAA                   47.6%
AA                     9.9%
A                     24.5%
BBB                   10.9%
NR                     6.2%
Ca/C                   0.9%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by ND Money Management, Inc., the investment adviser.


                                           AVERAGE ANNUAL TOTAL RETURNS
                                       For periods ending December 31, 2002
                                       ------------------------------------
                                                                                 Since Inception
Class B Shares                   1 year         5 year         10 year          (August 12, 1993)
------------------------------------------------------------------------------------------------
Without CDSC                    (1.44%)          2.61%           *N/A                  4.03%
With CDSC (4% max)              (5.23%)          2.61%            N/A                  4.03%

                                       For periods ending December 31, 2002
                                       ------------------------------------
                                                                                  Since Inception
Class A Shares                  1 year          5 year         10 year           (January 7, 2000)
--------------------------------------------------------------------------------------------------
Without Sales Charge            (1.19%)          N/A              N/A                  4.55%
With Sales Charge (4.25%)       (5.39%)          N/A              N/A                  3.04%

Class B shares are automatically converted to Class A shares after 8 years.

                          COMPARATIVE INDEX GRAPH
                          -----------------------
[line graphs]
Comparison of change in value of a $10,000 investment in the Montana Tax-Free
Fund and the Lehman Brothers Municipal Bond Index
------------------------------------------------------------------------------
Class B Shares
--------------
                              Montana Tax               Lehman Brothers
                               Free Fund                 Municipal Bond
                                w/o CDSC                     Index
                              -----------               ---------------
08/12/1993                     $10,000                      $10,000
1993                           $10,268                      $10,363
1994                           $10,093                      $ 9,827
1995                           $11,390                      $11,543
1996                           $12,019                      $12,055
1997                           $12,736                      $13,164
1998                           $13,201                      $14,018
1999                           $12,896                      $13,728
2000                           $14,052                      $15,333
2001                           $14,701                      $16,120
2002                           $14,489                      $17,668


<CAPTION.
Class A Shares
---------------
                              Montana Tax-            Montana Tax-          Lehman Brothers
                              Free Fund w/o         Free Fund w/max         Municipal Bond
                              Sales Charge            Sales Charge              Index
                              -------------         ---------------         ---------------
01/07/2000                      $10,000                 $ 9,575                 $10,000
2000                            $10,975                 $10,509                 $11,169
2001                            $11,556                 $11,065                 $11,743
2002                            $11,419                 $10,934                 $12,870


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Montana municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.



MANAGEMENT OF THE FUND

   The Board of each Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Directors. The remaining two Directors are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

   The Independent Directors of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.


INDEPENDENT DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Director          Since December     Retired; Attorney; Director,       9                  None
904 NW 27th                                    1994           ND Tax-Free Fund, Inc., South
Minot, ND 58703                                              Dakota Tax-Free Fund, Inc.,
81                                                           Integrity Fund of Funds, Inc.,
                                                             Integrity Small-Cap Fund of
                                                             Funds, Inc. (since September
                                                             1998), ND Insured Income Fund,
                                                             Inc. (December 1994 to August
                                                             1999); Trustee, Ranson Managed
                                                             Portfolios; Director, First
                                                             Western Bank & Trust.

Orlin W. Backes         Director          Since April        Attorney, McGee, Hankla, Backes &  9            Director, First
15 2nd Ave.,                                  1995           Dobrovolny, P.C.; Director, ND                  Western Bank
SW - Ste. 305                                                Tax-Free Fund, Inc., South                      & Trust
Minot, ND 58701                                              Dakota Tax-Free Fund, Inc.,
67                                                           Integrity Fund of Funds, Inc.,
                                                             Integrity Small-Cap Fund of
                                                             Funds, Inc. (since September
                                                             1998), ND Insured Income Fund,
                                                             Inc. (March 1995 to August
                                                             1999); Trustee, Ranson Managed
                                                             Portfolios; Director, First
                                                             Western Bank & Trust.

R. James Maxson         Director          Since January      Attorney, Maxson Law Office        9                 None
Town & Country Center                          1999          (since November 2002); Attorney,
1015 S. Broadway                                             McGee, Hankla, Backes & Dobrovolny,
Suite 15                                                     P.C. (April 2000 to November
Minot, ND 58701                                              2002); Attorney, Farhart, Lian and
55                                                           Maxson, P.C. (March 1976 to March
                                                             2000); Director, ND Tax-Free Fund,
                                                             Inc. (since January 1999), South
                                                             Dakota Tax-Free Fund, Inc. (since
                                                             January 1999), Integrity Fund of
                                                             Funds, Inc. (since January 1999),
                                                             Integrity Small-Cap Fund of
                                                             Funds, Inc. (since January 1999);
                                                             Trustee, Ranson Managed
                                                             Portfolios (since January 1999).
-------------------------

The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.



   The Interested Directors and executive officers of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist        Director,        Since Inception     Attorney; Director and Vice        5            Director, ARM
1 North Main          Vice President                         President, Integrity Mutual Funds,              Securities
Minot, ND 58703        and Secretary                         Inc. (formerly known as ND                      Corporation
68                                                           Holdings,Inc.); Director, Vice
                                                             President, and Secretary, ND
                                                             Money Management, Inc., ND
                                                             Capital, Inc., ND Resources,
                                                             Inc., ND Tax-Free Fund, Inc.,
                                                             South Dakota Tax-Free Fund,
                                                             Inc., Integrity Fund of Funds,
                                                             Inc., Integrity Small-Cap
                                                             Fund of Funds, Inc. (since
                                                             September 1998), ND Insured
                                                             Income Fund, Inc. (November
                                                             1990 to August 1999), The
                                                             Ranson Company, Inc. (January
                                                             1996 to February 1997), Ranson
                                                             Capital Corporation; Vice
                                                             President and Secretary, Ranson
                                                             Managed Portfolios; Director,
                                                             ARM Securities Corporation
                                                             (since May 2000).

**Robert E. Walstad     Director,         Since Inception    Director (since September 1987),   9            Director, ARM
1 North Main            Chairman,                            President (September 1987 to                    Securities
Minot, ND 58703         President,                           October 2001) (since September                  Corporation;
58                     and Treasurer                         2002), Integrity Mutual Funds,                  Director, Magic
                                                             Inc. (formerly known as ND                      Internet
                                                             Holdings, Inc.); Director,                      Services, Inc.;
                                                             President, and Treasurer, ND                    Director,
                                                             Money Management, Inc., ND                      Capital
                                                             Capital, Inc., ND Resources,                    Financial
                                                             Inc., ND Tax-Free Fund, Inc.,                   Services, Inc.
                                                             South Dakota Tax-Free Fund, Inc.,
                                                             Integrity Fund of Funds, Inc.,
                                                             Integrity Small-Cap Fund of Funds,
                                                             Inc. (since September 1998), ND
                                                             Insured Income Fund, Inc.
                                                             (November 1990 to August 1999);
                                                             Trustee, Chairman, President,
                                                             and Treasurer, Ranson Managed
                                                             Portfolios; Director, President,
                                                             CEO, and Treasurer, The Ranson
                                                             Company, Inc. (January 1996 to
                                                             February 1997), and Ranson Capital
                                                             Corporation; Director (since October
                                                             1999), President (October 1999 to
                                                             October 2001), Magic Internet
                                                             Services, Inc.; Director (since
                                                             May 2000), President (May 2000
                                                             to October 2001) (since September
                                                             2002), ARM Securities Corporation;
                                                             Director, CEO, Chairman (since
                                                             January 2002), President (since
                                                             September 2002), Capital Financial
                                                             Services, Inc.
------------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds' Investment Adviser and Principal Underwriter.

The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.


INDEPENDENT DIRECTORS

     [photo]             [photo]                [photo]
  LYNN W. AAS       ORLIN W. BACKES        R. JAMES MAXSON


INTERESTED DIRECTORS
              [photo]                [photo]
          PETER A. QUIST        ROBERT E. WALSTAD



INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of Montana Tax-Free Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Montana Tax-Free Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Montana Tax-Free Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota   USA
February 10, 2003





SCHEDULE OF INVESTMENTS December 31, 2002
-----------------------------------------

NAME OF ISSUER                                                  Rating
Percentages represent the market value of each                (Unaudited)  Coupon                    Principal       Market
investment category to total net assets                       Moody's/S&P   Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
MONTANA MUNICIPAL BONDS (94.0%)
#Billings, MT (West Park Village) Multifamily
Hsg. Devl. Ref. Rev. GNMA.....................................  Aaa/AAA     5.550%  12/01/32      $  2,500,000   $  2,547,825
Billings, MT Tax Increment Urban Renewal Ref. ................Baa-3/NR      7.100   03/01/08           650,000        661,375
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC...  Aaa/AAA     5.150   07/01/20           320,000        339,987
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC...  Aaa/AAA     5.200   07/01/21           270,000        285,687
Columbia Falls, MT School Dist. #6 (Flathead Cty.) G.O. FSA...  Aaa/AAA     5.700   07/01/20           815,000        895,530
Forsyth, MT (Montana Power) Pollution Control Rev. MBIA.......  Aaa/AAA     5.900   12/01/23           600,000        649,314
*Forsyth, MT (Montana Power) Pollution Control Rev. MBIA......  Aaa/AAA     6.125   05/01/23         1,480,000      1,554,577
Forsyth, MT (Montana Power) Pollution Control Rev. Ref. ......Baa-1/A-      6.125   05/01/23         1,420,000      1,497,816
Forsyth, MT (Montana Power) Pollution Control Rev. Ref. ......Baa-1/A-      5.900   12/01/23           500,000        514,205
#Forsyth, MT (Montana Power) Pollution Control
Rev. Ref. AMBAC...............................................  Aaa/AAA     6.125   05/01/23         4,250,000      4,452,002
Forsyth, MT (Montana Power) Pollution Control
Rev. Ref. AMBAC...............................................  Aaa/AAA     5.900   12/01/23           620,000        670,958
*Forsyth, MT (Puget Sound) Pollution Control Rev. AMBAC.......  Aaa/AAA     7.050   08/01/21           750,000        770,625
*Forsyth, MT (Puget Sound) Pollution Control Rev. AMBAC.......  Aaa/AAA     6.800   03/01/22           565,000        580,537
Forsyth, MT (Puget Sound) Pollution Control Rev. MBIA.........  Aaa/AAA     5.875   04/01/20           540,000        558,344
Hamilton, MT (Valley View Estates) Nursing Home Rev. .........   NR/NR      7.250   05/01/26           250,000        256,902
Kalispell, MT Flathead Municipal Airport Auth.
(Glacier Park) ...............................................   NR/NR      6.300   06/01/17         2,190,000      2,260,649
Lewis & Clark Cty., MT (Asarco Project) Environmental Rev. ...   CA/C       5.600   01/01/27         2,300,000        425,500
Lewis & Clark Cty., MT (Asarco Project) Environmental Rev. ...   CA/C       5.850   10/01/33           500,000         92,500
Lewis & Clark Cty., MT Solid Waste Facs. Rev. ................  A-3/NR      6.100   10/01/14           250,000        273,755
Lewistown, MT Water Syst. Rev. ...............................   NR/NR      5.700   07/01/15           435,000        475,442
Lewistown, MT Water Syst. Rev. ...............................   NR/NR      5.700   07/01/16           460,000        505,471
Missoula Cty, MT School Dist. #001 (Missoula) G.O. ...........  A-1/NR      5.500   07/01/20           150,000        164,907
Missoula Cty, MT School Dist. #001 (Missoula) G.O. ...........  A-1/NR      5.000   07/01/21           500,000        518,530
MT Board of Hsg., Multifamily Mrtge. FHA...................... Aa-1/NR      6.150   08/01/26           450,000        465,907
MT Board of Hsg., Single Family Mrtge. .......................   Aa/AA+     6.150   06/01/30           560,000        581,095
MT Board of Hsg., Single Family Program....................... Aa-1/AA+     6.400   12/01/35           435,000        465,733
MT Board of Hsg., Single Family Program....................... Aa-1/AA+     6.400   12/01/27           230,000        246,056
MT Board of Hsg., Single Family Program.......................   Aa/AA+     5.950   12/01/27           275,000        285,076
MT Board of Hsg., Single Family Program.......................   Aa/AA+     6.500   12/01/32           150,000        154,216
MT Board of Hsg., Single Family Program.......................   Aa/AA+     5.600   12/01/23           235,000        241,112
MT Board of Hsg., Single Family Program ......................   Aa/AA+     5.550   06/01/33           500,000        510,360
MT Board of Hsg., Single Family Program FHA................... Aa-1/AA+     5.450   06/01/27           490,000        497,860
*MT Board of Hsg., Single Family Program FHA/VA............... Aa-1/AA+     6.250   12/01/17         1,170,000      1,235,988
MT Board of Hsg., Single Family Program Series 2002A..........   Aa/AA+     5.200   12/01/22           495,000        495,733
MT Board of Invmts. (Workers Compensation) Ref. Escrowed......  Aaa/AAA     6.875   06/01/20           105,000        120,750
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.
- Cmnty. Med. Ctr. ...........................................    A/NR      5.100   12/01/18           250,000        262,020
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.
- Cmnty. Med. Ctr. ...........................................    A/NR      5.125   12/01/19           250,000        260,415
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.
- Cmnty. Med. Ctr. ...........................................    A/NR      5.150   12/01/20           250,000        262,527
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.
- Cmnty. Med. Ctr. ...........................................    A/NR      5.200   12/01/21           250,000        257,397
MT Hgr. Educ. Student Assistance Corp. Rev. ..................    A/NR      5.500   12/01/31         2,435,000      2,545,159
MT Hgr. Educ. Student Assistance Corp. Rev. ..................    A/NR      6.400   12/01/32         1,250,000      1,324,650
MT Hlth. Facs. Auth. (Alternatives Inc.)
Prerelease Ctr. Rev. .........................................   NR/BBB+    5.600   10/01/17           750,000        778,013
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev. ..........    A/NR      5.100   02/01/18           300,000        306,123
MT Hlth. Facs. Auth. (Billings Clinic Deaconess) Rev. AMBAC...  Aaa/AAA     5.250   02/15/20         1,275,000      1,355,325
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Prerelease Center.....   NR/BBB+    6.300   10/01/20           795,000        856,962
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref. ...........   NR/A+      5.750   06/01/08           100,000        101,750
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref. ...........   NR/A+      5.000   06/01/18         1,500,000      1,537,050
MT Hlth. Facs. Auth. (Kalispell Reg. Hosp.) AMBAC.............  Aaa/AAA     5.000   07/01/16         2,250,000      2,403,428
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev. .......    A/NR      5.100   02/01/18           350,000        358,271
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev. .......    A/NR      5.100   02/01/18           150,000        153,545
MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev. .............    A/NR      6.000   08/01/20         1,400,000      1,535,338
MT Hlth. Facs. Auth. (Master Loan Program) Rev. ..............    A/NR      6.400   10/01/14           450,000        486,711
#MT Hlth. Facs. Auth. (Missoula Community Medl. Ctr.) Rev. ...   NR/BBB-    6.375   06/01/18         2,830,000      2,829,604
MT Hlth. Facs. Auth. (Northern MT Care Ctr. - Havre) Rev. ....Baa-3/NR      6.350   09/01/15         1,000,000      1,051,490
*MT Hlth. Facs. Auth. (Providence Services) MBIA..............  Aaa/AAA     5.375   12/01/25         2,800,000      2,982,756
MT Hlth. Facs. Auth. (Providence Services) MBIA...............  Aaa/AAA     5.450   12/01/26           100,000        106,849
MT Hlth. Facs. Auth. (Sisters of Charity) Rev. MBIA...........  Aaa/AAA     5.000   12/01/24         1,870,000      1,890,439
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC...  Aaa/NR      5.000   06/01/22         1,000,000      1,019,620
MT State (Water Pollution Control)
Revolving Fund Program G.O. .................................. Aa-3/AA-     5.600   07/15/20           170,000        186,822
MT State (Water Pollution Control)
Revolving Fund Program G.O. .................................. Aa-3/AA-     5.600   07/15/20           240,000        263,748
MT State Board of Regents (University of MT) MBIA.............  Aaa/AAA     5.750   05/15/24           200,000        221,538
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev. ..............    A/NR      6.300   06/01/14           500,000        534,885
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev. ..............    A/NR      6.400   06/01/19           930,000        999,983
*MT State Univ. Rev. MBIA.....................................  Aaa/AAA     5.625   11/15/25         1,000,000      1,068,050
MT State Univ. Rev. MBIA......................................  Aaa/AAA     5.375   11/15/21           500,000        538,590
Phillips Cty., MT Eastern School Dist.
#14 School Bldg. G.O. MBIA....................................  Aaa/AAA     5.600   07/01/15           145,000        161,301
Phillips Cty., MT Eastern School Dist.
#14 School Bldg. G.O. MBIA....................................  Aaa/AAA     5.600   07/01/16           155,000        170,457
Phillips Cty., MT Eastern School Dist.
#14 School Bldg. G.O. MBIA....................................  Aaa/AAA     5.600   07/01/17           165,000        177,776
Phillips Cty., MT H School Dist.
#A School Bldg. G.O. MBIA.....................................  Aaa/AAA     5.600   07/01/15           290,000        317,333
*Richland Cty., MT (MDU) Pollution Control Rev. FGIC..........  Aaa/AAA     6.650   06/01/22           600,000        616,500
University of MT (Hgr. Educ.) Rev. MBIA.......................  Aaa/AAA     4.500   05/15/21           250,000        245,813
University of MT (Hgr. Educ.) Rev. MBIA.......................  Aaa/AAA     4.650   05/15/33           250,000        245,200
                                                                                                                 ------------
TOTAL MONTANA MUNICIPAL BONDS (COST: $56,658,382) .............................................................  $ 56,665,762
                                                                                                                 ------------
SHORT-TERM SECURITIES (4.8%)
Wells Fargo National Tax-Free Money Market.....................................................................  $  2,110,366
Dreyfus Tax-Exempt Cash Management #2..........................................................................       789,658
                                                                                                                 ------------
TOTAL SHORT-TERM SECURITIES (COST: $2,900,024) ................................................................  $  2,900,024
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $59,558,406) ...........................................................  $ 59,565,786
OTHER ASSETS LESS LIABILITIES..................................................................................       714,378
                                                                                                                 ------------
NET ASSETS.....................................................................................................  $ 60,280,164
                                                                                                                 ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE:  Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS December 31, 2002
--------------------------------------

STATEMENT OF ASSETS AND LIABILITIES December 31, 2002
-----------------------------------------------------
ASSETS
     Investments in securities, at value (cost: $59,558,406) ..................  $  59,565,786
     Accrued dividends receivable..............................................          2,805
     Accrued interest receivable...............................................        669,547
     Variation margin on futures...............................................        334,219
     Prepaid expenses..........................................................          2,455
                                                                                 -------------
        Total Assets...........................................................  $  60,574,812
                                                                                 -------------

LIABILITIES
     Dividends payable.........................................................  $     212,544
     Accrued expenses..........................................................         74,300
     Disbursements in excess of demand deposit cash............................          7,804
                                                                                 -------------
        Total Liabilities......................................................  $     294,648
                                                                                 -------------

NET ASSETS.....................................................................  $  60,280,164
                                                                                 =============

Net assets are represented by:
     Capital stock outstanding, at par.........................................  $       6,517
     Additional paid-in capital................................................     64,588,594
     Accumulated undistributed net realized gain (loss)
     on investments and futures................................................     (4,322,327)
     Unrealized appreciation on investments....................................          7,380
                                                                                 -------------
        Total amount representing net assets applicable to
        6,517,269 outstanding shares of $.001 par value
        common stock (200,000,000 shares authorized) ..........................  $  60,280,164
                                                                                 =============
Net asset value per share .....................................................  $        9.25
                                                                                 =============


Net Assets Consist of:
     Class A...................................................................  $   7,264,329
     Class B...................................................................  $  53,015,835
                                                                                 -------------
          Total Net Assets.....................................................  $  60,280,164
----------------------------------------------------------------------------------------------
Shares Outstanding:
     Class A...................................................................        783,367
     Class B...................................................................      5,733,902
----------------------------------------------------------------------------------------------
Net Asset Value per share:
     Class A ..................................................................  $        9.27
     Class A - offering price (based on sales charge of 4.25%).................  $        9.68
     Class B...................................................................  $        9.25
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS December 31, 2002
--------------------------------------

STATEMENT OF OPERATIONS
For the year ended December 31, 2002
-------------------------------------
INVESTMENT INCOME
    Interest....................................................................  $  3,349,957
    Dividends...................................................................        24,928
                                                                                  ------------
       Total Investment Income..................................................  $  3,374,885
                                                                                  ------------
EXPENSES
    Investment advisory fees....................................................  $    374,147
    Distribution (12b-1 fees) - Class A.........................................        14,726
    Distribution (12b-1 fees) - Class B.........................................       423,505
    Transfer agent fees.........................................................        73,330
    Accounting service fees.....................................................        54,104
    Custodian fees..............................................................        10,119
    Professional fees...........................................................         7,585
    Reports to shareholders.....................................................         4,392
    Directors fees..............................................................         4,799
    Transfer agent out-of-pockets...............................................         5,022
    License, fees, and registrations............................................         6,365
    Insurance expense...........................................................         5,867
                                                                                  ------------
        Total expenses..........................................................  $    983,961
    Less expenses waived or absorbed
    by the Fund's manager.......................................................      (193,926)
                                                                                  ------------
        Total Net Expenses......................................................  $    790,035
                                                                                  ------------
NET INVESTMENT INCOME...........................................................  $  2,584,850

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions....................................................  $    (47,699)
     Futures transactions.......................................................    (2,436,028)
     Net change in unrealized appreciation (depreciation) of:
     Investments................................................................    (1,020,675)
                                                                                  ------------
        Net Realized and Unrealized Gain (Loss) on Investments
        and Futures ............................................................  $  3,504,402)
                                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................  $   (919,552)
                                                                                  ============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS December 31, 2002
--------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2002, and the year ended December 31, 2001
--------------------------------------------------------------------------
                                                                                  For The                  For The
                                                                                 Year Ended               Year Ended
                                                                               December 31, 2002        December 31, 2001
                                                                            ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income...................................................  $   2,584,850             $   2,517,299
    Net realized gain (loss) on investment and futures transactions.........     (2,483,727)                   90,184
    Net change in unrealized appreciation (depreciation) on investments
    and futures ............................................................     (1,020,675)                  121,172
                                                                            ------------------------------------------------
           Net Increase (Decrease) in Net Assets
           Resulting From Operations........................................  $    (919,552)            $   2,728,655
                                                                            ------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income:
        Class A ($.43 and $.45, respectively) ..............................  $    (262,855)            $     (52,461)
        Class B ($.39 and $.41, respectively) ..............................     (2,320,869)               (2,464,599)
    Return of capital distributions:
        Class A ($.00 and $.00, respectively) ..............................              0                         0
        Class B ($.00 and $.00, respectively) ..............................              0                         0
    Distributions from net realized gain on investment
    and futures transactions:
        Class A.............................................................              0                         0
        Class B.............................................................              0                         0
                                                                            ------------------------------------------------
            Total Dividends and Distributions...............................  $  (2,583,724)            $  (2,517,060)
                                                                            ------------------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares:
        Class A.............................................................  $   2,188,740             $   1,793,359
        Class B.............................................................      5,951,793                 6,185,572
    Proceeds from reinvested dividends:
        Class A.............................................................        137,572                    22,936
        Class B.............................................................      1,551,679                 1,601,992
    Cost of shares redeemed:
        Class A.............................................................       (983,691)                 (101,599)
        Class B.............................................................     (6,869,469)               (6,305,130)
    Exchanges to/from related Fund classes:
        Class A.............................................................      2,748,917                 1,725,051
        Class B.............................................................     (2,748,917)               (1,725,051)
                                                                            ------------------------------------------------
            Net Increase (Decrease) in Net Assets Resulting From Capital
            Share Transactions..............................................  $   1,976,624             $   3,197,130
                                                                            ------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................  $  (1,526,652)            $   3,408,725

NET ASSETS, BEGINNING OF PERIOD.............................................     61,806,816                58,398,091
                                                                            ------------------------------------------------
NET ASSETS, END OF PERIOD...................................................  $  60,280,164             $  61,806,816
                                                                            ================================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS  December 31, 2002
------------------------------------------------

Note 1. ORGANIZATION
        Montana Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on April 15, 1993, and commenced operations on August 12, 1993. The Fund's objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

        All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A shares on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
        INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by ND Money Management Inc. The matrix system has been developed based on procedures approved by the Board of Directors and includes consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

        The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

        FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the year ended December 31, 2002, 100% were exempt from federal income taxes.

        The Fund has unexpired capital loss carryforwards for tax purposes as of December 31, 2002 totaling $4,328,640, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.



        Year        Unexpired Capital Losses
        2003                       0
        2004                       0
        2005                 287,852
        2006                 573,646
        2007                       0
        2008                 983,415
        2009                       0
        2010               2,483,727


        MULTIPLE CLASS ALLOCATIONS - The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended December 31, 2002, distribution fees were the only class-specific expenses.

        DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

        PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $4,949 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.


        OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

        Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

        FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

        A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain
        (loss) for Federal income tax purposes.

        Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

        Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

        At December 31, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:

|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|                     |                    |   Number of Futures   |    Valuation as of    |   Unrealized Appreciation  |
|Contracts to Sell    | Expiration Date    |       Contracts       |   December 31, 2002   |      (Depreciation)        |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
                                                                                                                        |
|U.S. Treasury Bonds  |    03/2003         |         155           |        $334,219       |        ($385,312)          |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|


        USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS
        As of December 31, 2002, there were 200,000,000 shares of $.001 par value authorized; 6,517,269 and 6,316,999 shares were outstanding at December 31, 2002 and December 31, 2001, respectively.

Transactions in capital shares were as follows:

                                                         Class A Shares                           Class B Shares
                                                         --------------                           --------------
                                                  For The              For The             For The              For The
                                                 Year Ended           Year Ended          Year Ended           Year Ended
                                              December 31, 2002    December 31, 2001   December 31, 2002    December 31, 2001
                                              -------------------------------------------------------------------------------
Shares sold...................................     225,882              182,994             619,020              633,777
Shares issued on reinvestment of dividends....      14,317                2,337             161,468              164,330
Shares redeemed...............................    (102,770)             (10,294)           (716,919)            (646,528)
Shares exchanged to Class A...................           0                    0            (286,181)            (175,256)
Shares exchanged from Class B.................     285,453              174,723                   0                    0
                                              -------------------------------------------------------------------------------
Net increase (decrease) ......................     422,882              349,760            (222,612)             (23,677)
                                              ===============================================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
        ND Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

        The Fund has engaged ND Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $374,145 of investment advisory fees after partial waiver for the year ended December 31, 2002. The Fund has a payable to ND Money Management, Inc. of $31,289 at December 31, 2002 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

        ND Capital, Inc. ("Capital") serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class B presently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class. Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

        During the year ended December 31, 2002, amounts paid or accrued to ND Capital and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

                                 12b-1 Fees Charged        12b-1 Fees Waived
                                 ------------------        -----------------
        Class A Shares                 14,726                    (10,330)
        Class B Shares                423,505                   (183,595)

        The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended December 31, 2002, no commissions were earned by ND Capital, Inc.

        ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $73,330 of transfer agency fees for the year ended December 31, 2002. The Fund has a payable to ND Resources, Inc. of $6,175 at December 31, 2002, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $54,104 of accounting service fees for the year ended December 31, 2002. The Fund has a payable to ND Resources, Inc. of $4,600 at December 31, 2002, for accounting service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS
        The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $3,713,828 and $4,296,841, respectively, for the year ended December 31, 2002.

Note 6. INVESTMENT IN SECURITIES
        At December 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $59,558,406. The net unrealized appreciation of investments based on the cost was $7,380, which is comprised of $2,427,185 aggregate gross unrealized appreciation and $2,419,805 aggregate gross unrealized depreciation.




FINANCIAL HIGHLIGHTS December 31, 2002
--------------------------------------

Selected per share data and ratios for the period indicated

CLASS A SHARES
--------------
                                                                                                            For The Period
                                                                  For The              For The             Since Inception
                                                                 Year Ended           Year Ended       (January 7, 2000) Thru
                                                               December 31, 2002    December 31, 2001      December 29, 2000
                                                               --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................  $   9.81              $   9.75               $   9.33
                                                               --------------------------------------------------------------
Income from Investment Operations:
     Net investment income.....................................  $    .43              $    .45               $    .46
     Net realized and unrealized gain (loss)
     on investment and futures transactions....................      (.54)                  .06                    .42
                                                               --------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations.................................  $   (.11)             $    .51               $    .88
                                                               --------------------------------------------------------------
Less Distributions:
     Dividends from net investment income......................  $   (.43)             $   (.45)              $   (.46)
     Return of capital distributions...........................       .00                   .00                    .00
     Distributions from net realized gains.....................       .00                   .00                    .00
                                                               --------------------------------------------------------------
         Total Distributions...................................  $   (.43)             $   (.45)              $   (.46)
                                                               --------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.................................  $   9.27              $   9.81               $   9.75
                                                               ==============================================================
Total Return...................................................     (1.19%)(A)             5.30%(A)              9.75%(A)


Ratios/Supplemental Data:
     Net assets, end of period (in thousands) .................  $  7,264              $  3,537               $  105
     Ratio of net expenses (after expense
     assumption) to average net assets.........................      0.95%(B)              0.94%(B)              0.93%(B)
     Ratio of net investment income to
     average net assets........................................      4.45%                 4.39%                 4.69%
     Portfolio turnover rate	...................................      6.26%                12.33%                 7.05%


(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) assumed/waived expenses of $10,332, $2,028, and $86, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.12%, 1.11%, and 1.11%, respectively.

The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS December 31, 2002
--------------------------------------

Selected per share data and ratios for the period indicated

CLASS B SHARES
--------------
                                                 For The         For The         For The         For The         For The
                                                Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                                December 31,    December 31,    December 29,    December 31,    December 31,
                                                   2002            2001            2000            1999            1998
                                                ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD............  $  9.78          $  9.75        $  9.36         $ 10.05         $ 10.16
                                                ----------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income......................  $   .39          $   .41        $   .42         $   .42         $   .42
     Net realized and unrealized gain (loss)
     on investment and futures transactions.....     (.53)             .03            .39            (.64)           (.06)
                                                ----------------------------------------------------------------------------
         Total Income (Loss) From
          Investment Operations.................  $  (.14)         $   .44        $   .81         $  (.22)        $   .36
                                                ----------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income.......  $  (.39)         $  (.41)       $  (.42)        $  (.42)        $  (.42)
     Return of capital distributions............      .00              .00            .00            (.05)           (.05)
     Distributions from net realized gains......      .00              .00            .00             .00             .00
                                                ----------------------------------------------------------------------------
         Total Distributions....................  $  (.39)         $  (.41)       $  (.42)        $  (.47)        $  (.47)
                                                ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..................  $  9.25          $  9.78        $  9.75         $  9.36         $ 10.05
                                                ============================================================================
Total Return....................................    (1.44%)(A)        4.62%(A)       8.97%(A)       (2.32%)(A)       3.66%(A)


Ratios/Supplemental Data:
     Net assets, end of period (in thousands) ..  $ 53,016         $ 58,270       $ 58,294        $ 60,492        $ 58,879
     Ratio of net expenses (after expense
     assumption) to average net assets..........     1.30%(B)         1.30%(B)       1.30%(B)        1.30%(B)        1.30%(B)
     Ratio of net investment income to
     average net assets.........................     4.11%            4.21%          4.52%           4.26%           4.18%
     Portfolio turnover rate....................     6.26%           12.33%          7.05%           8.94%           3.65%

(A)  Excludes contingent deferred sales charge of 4%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) assumed/waived expenses of $183,595, $193,549, $195,053, $204,163, and $177,054, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.63%, 1.63%, 1.63%, 1.63%, and 1.63%, respectively.

The accompanying notes are an integral part of these financial statements.